OTHER ASSETS	12 Months Ended
Sep. 30, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets [Text Block]
12.	OTHER ASSETS

Other assets consist of the following:

		September 30,
		2010	2011
		RMB	RMB

Prepaid lease		778	1,510
Deposits for purchase of acquired intangible assets	Note (i)	40	1,280
Deposits for purchase of plant and equipment		3,044	16,568
Others		20	282

		3,882	19,640

Note (i):	The Company entered into new technology transfer agreements with certain investors of new seed products and paid deposits